Tarp Capital Purchase Program - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Nov. 13, 2012 Preferred Stock Series A And B	Dec. 31, 2012 Preferred Stock Series A And B	Dec. 31, 2012 US Treasury Securities
Capital Stock [Line Items]
Company enters into a Letter Agreement and Securities Purchase Agreement with U.S. treasury Department							May 15, 2009
Preferred Stock of series A shares issued for an aggregate purchase price in cash, shares	196,847	7,319	6,970
Preferred stock Warrant issued				349
Preferred Stock of series A shares and serious B warrants issued for an aggregate purchase price in cash	$ 6,970,000
Repurchase of preferred stock	3,312,000				3,293,550
Accrued dividends paid for repurchase of preferred stock	5.00%	5.00%			45.00%
Preferred stock redemption amount	$ 3,312,000					$ 3,700,000